UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05979

John Hancock California Tax-Free Income Fund (Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	May 31
Date of reporting period:	May 31, 2023

ITEM 1. REPORT TO STOCKHOLDERS

Annual report
John Hancock
California Municipal Bond Fund
Fixed income
May 31, 2023

A message to shareholders
Note: Effective June 29, 2023, Kristie M. Feinberg is the President of the John Hancock funds.
Dear shareholder,
Global fixed-income markets declined during the 12 months ended May 31, 2023. Key factors included high inflation levels and efforts by the world’s central banks to curb the inflationary pressures. Although inflation in most regions of the world peaked early on during the period, it remained well above historical averages, so central banks stayed vigilant throughout the 12 months. As a result, benchmark interest rates in many countries reached their highest levels in more than a decade.
In this environment, global bond yields rose sharply, putting significant downward pressure on bond prices. Short-term bond yields rose the most, reflecting the central bank rate hikes. On a regional basis, North American bond markets held up the best, while European markets declined the most. From a sector perspective, high-yield corporate bonds posted the best returns, while government securities lagged.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Kristie M. Feinberg
Head of Wealth and Asset Management,
United States and Europe
Manulife Investment Management
President and CEO,
John Hancock Investment Management
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
California Municipal Bond Fund

2	Your fund at a glance
5	Management’s discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund’s investments
24	Financial statements
27	Financial highlights
31	Notes to financial statements
40	Report of independent registered public accounting firm
41	Tax information
42	Statement regarding liquidity risk management
44	Trustees and Officers
48	More information
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.
AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/2023 (%)

The Bloomberg California (CA) Municipal Bond Index tracks the performance of California investment-grade municipal bonds.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Flat performance for municipal bonds
Municipal bonds were little changed overall despite a series of short-term interest rate increases by the U.S. Federal Reserve and significant municipal bond market outflows, which led to a meaningful increase in market volatility.
The fund posted a decline for the period
The fund declined slightly and underperformed its benchmark, the Bloomberg California Municipal Bond Index.
Duration positioning detracted
The fund’s greater interest-rate sensitivity in a rising interest-rate environment contributed the most to the underperformance of its benchmark.
PORTFOLIO COMPOSITION AS OF 5/31/2023 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	3

QUALITY COMPOSITION AS OF 5/31/2023 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-23 and do not reflect subsequent downgrades or upgrades, if any.
SECTOR COMPOSITION AS OF 5/31/2023 (% of net assets)

4	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT

Management’s discussion of fund performance
How did the municipal bond market perform during the 12 months ended May 31, 2023?
Municipal bonds were largely unchanged for the period, but with substantial volatility along the way. Municipal bonds declined early in the period as persistently high inflation led the U.S. Federal Reserve (Fed) to raise short-term interest rates a total of eight times over the 12 months, which contributed to a broad rise in bond yields. In addition, the municipal bond market faced significant investor outflows, which put further downward pressure on municipal bond prices.
Nonetheless, municipal bonds rallied in late 2022 and early 2023 as inflation concerns began to ease, and they also advanced in the last few months of the period amid a crisis in the banking sector and expectations that the Fed was near the end of its rate-hike cycle. The end result was a small gain for the broad municipal bond indexes.
How were municipal credit conditions in California during the period?
Municipal credit quality in California remained robust. In recent years, tax revenues in California have outpaced expectations, which has allowed state and local governments to improve pension funding and build up record-high rainy-day funds.
How did the fund perform?
The fund declined fractionally for the period and trailed its benchmark. The key factor behind the underperformance was the fund’s duration positioning. The fund had a longer duration (a measure of interest-rate sensitivity) than the index throughout the period, which was a drag on performance as bond yields rose. An overweight position in education bonds, particularly those funding charter schools, also detracted from relative results.
On the positive side, an overweight position in bonds that finance infrastructure projects and an underweight position in state general obligation (GO) bonds aided performance versus the index.
What changes did you make to the portfolio during the period?
We continued to take profits in tobacco-related bonds, and we also reduced the fund’s position in healthcare bonds due to credit concerns stemming from a labor
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	5

shortage in the sector. We shifted these assets into water and sewer bonds as well as local GOs, which have historically been a meaningful underweight in the portfolio.
MANAGED BY

Dennis DiCicco
Adam A. Weigold, CFA
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2023

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†	Tax- equivalent subsidized yield (%)†
	1-year	5-year	10-year	5-year	10-year	as of 5-31-23	as of 5-31-23	as of 5-31-23
Class A	-4.50	0.60	1.90	3.05	20.66	3.32	3.18	7.23
Class C	-2.25	0.67	1.55	3.42	16.61	2.71	2.46	5.90
Class I1,2	-0.50	1.58	2.41	8.18	26.85	3.62	3.47	7.89
Class R6[1,2]	-0.38	1.63	2.42	8.44	26.99	3.63	3.48	7.91
Index 1††	0.88	1.57	2.42	8.09	27.07	—	—	—
Index 2††	0.49	1.65	2.28	8.53	25.34	—	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6
Gross (%)	0.78	1.63	0.63	0.59
Net (%)	0.74	1.49	0.59	0.56

Effective Leverage Ratio as of May 31, 2023
Residual Inverse Floating Rate Interests Financing (TOB inverse residuals)	1.33%[3]
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers. Tax-equivalent yield is based on the maximum federal income tax rate of 40.8% and a state tax rate of 13.3%.
†† Index 1 is the Bloomberg CA Municipal Bond Index; Index 2 is the Bloomberg Municipal Bond Index.
See the following page for footnotes.
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock California Municipal Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C4	5-31-13	11,661	11,661	12,707	12,534
Class I1,2	5-31-13	12,685	12,685	12,707	12,534
Class R6[1,2]	5-31-13	12,699	12,699	12,707	12,534
The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Bloomberg California (CA) Municipal Bond Index tracks the performance of California investment-grade municipal bonds.
The Bloomberg Municipal Bond Index tracks the performance of the U.S. investment-grade tax-exempt bond market.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class I shares and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectus.
[3]	Fund employs (TOB inverse residuals) financing. See note 2, Tender Option Bond Transactions, for more information. The effective leverage ratio represents the amount of Floating Rate Interests outstanding at period end as a percentage of Fund net assets plus Floating Rate Interests.
[4]	The contingent deferred sales charge is not applicable.
8	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2022, with the same investment held until May 31, 2023.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2023, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2022, with the same investment held until May 31, 2023. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2022	Ending value on 5-31-2023	Expenses paid during period ended 5-31-2023[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,018.80	$3.93	0.78%
	Hypothetical example	1,000.00	1,021.00	3.93	0.78%
Class C	Actual expenses/actual returns	1,000.00	1,015.00	7.69	1.53%
	Hypothetical example	1,000.00	1,017.30	7.70	1.53%
Class I	Actual expenses/actual returns	1,000.00	1,019.60	3.12	0.62%
	Hypothetical example	1,000.00	1,021.80	3.13	0.62%
Class R6	Actual expenses/actual returns	1,000.00	1,019.70	3.07	0.61%
	Hypothetical example	1,000.00	1,021.90	3.07	0.61%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
10	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT

Fund’s investments
AS OF 5-31-23
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.8%				$279,972,312
(Cost $288,270,253)
California 96.4%				276,036,855
ABAG Finance Authority for Nonprofit Corps Sharp Healthcare, Series A	5.000	08-01-43	2,000,000	2,000,839
Alameda Corridor Transportation Authority Series A, (0.000% to 10-1-37, then 5.400% thereafter)	0.000	10-01-50	2,500,000	1,248,794
Antelope Valley Community College District Election 2016, Series B, GO	4.000	08-01-45	500,000	488,380
Antelope Valley Community College District Election 2016, Series C, GO (A)	4.527	08-01-38	1,000,000	505,872
Bay Area Water Supply & Conservation Agency Capital Cost Recovery Prepayment Program, Series A	5.000	10-01-33	2,000,000	2,417,871
Burbank Unified School District Election 2013, GO (0.000% to 8-1-23, then 4.500% thereafter)	0.000	08-01-37	1,770,000	1,821,813
California Community Choice Financing Authority Clean Energy Project, Series A	4.000	10-01-52	1,250,000	1,250,201
California Community Choice Financing Authority Clean Energy Project, Series B	4.000	02-01-52	1,000,000	991,295
California Community Housing Agency Stoneridge Apartments, Series A (B)	4.000	02-01-56	600,000	438,812
California Community Housing Agency Verdant at Green Valley Project, Series A (B)	5.000	08-01-49	1,000,000	937,870
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	1,010,000	1,010,708
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,501,585
California County Tobacco Securitization Agency Louisiana County Securitization Corp.	4.000	06-01-49	1,000,000	916,651
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	470,000	469,999
California Educational Facilities Authority University of Redlands, Series A	5.000	10-01-35	1,000,000	1,007,760
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (B)	5.000	07-01-40	430,000	414,199
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (B)	5.000	07-01-50	350,000	316,829
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (B)	5.000	07-01-55	240,000	$213,444
California Health Facilities Financing Authority Adventist Health System, Series A	5.000	03-01-40	1,000,000	1,053,075
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-47	1,000,000	1,000,362
California Health Facilities Financing Authority City of Hope Obligated Group	4.000	11-15-45	1,000,000	924,662
California Health Facilities Financing Authority Commonspirit Health, Series A	4.000	04-01-37	1,750,000	1,716,445
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,027,894
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,456,055
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series A	5.000	08-15-43	1,000,000	1,015,807
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series B	5.000	08-15-55	1,000,000	1,019,209
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,000,000	968,296
California Housing Finance Agency Series A	4.250	01-15-35	943,295	935,823
California Infrastructure & Economic Development Bank California Science Center	4.000	05-01-46	1,500,000	1,426,338
California Infrastructure & Economic Development Bank California State Teachers Retirement System	4.000	08-01-49	1,000,000	943,936
California Infrastructure & Economic Development Bank Clean Water and Drinking Water State Revolving Fund	4.000	10-01-47	1,000,000	994,048
California Infrastructure & Economic Development Bank Equitable School Revolving Fund, Series B	4.125	11-01-52	1,300,000	1,155,692
California Infrastructure & Economic Development Bank Los Angeles County Museum of Natural History Foundation	4.000	07-01-50	1,500,000	1,388,415
California Municipal Finance Authority Certificates of Participation, Palomar Health, Series A (C)	5.250	11-01-52	750,000	797,128
California Municipal Finance Authority Channing House Project, Series A (C)	4.000	05-15-40	1,500,000	1,500,844
California Municipal Finance Authority Community Facilities District No. 2020-6	5.000	09-01-42	500,000	495,118
California Municipal Finance Authority HumanGood Obligated Group	5.000	10-01-35	350,000	373,332
California Municipal Finance Authority HumanGood Obligated Group, Series A	5.000	10-01-44	1,000,000	1,015,395
12	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Paradise Valley Estates Project, Series A (C)	5.000	01-01-49	1,500,000	$1,572,044
California Municipal Finance Authority Retirement Housing Foundation Obligation Group, Series A	5.000	11-15-31	1,500,000	1,759,929
California Municipal Finance Authority Samuel Merritt University	5.250	06-01-53	1,000,000	1,063,899
California Municipal Finance Authority West Village Student Housing Project at UC Davis (C)	4.000	05-15-48	1,565,000	1,452,626
California Municipal Finance Authority Wineville School Project, Series A (C)	5.000	10-01-42	2,000,000	2,055,896
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (B)	5.000	11-21-45	2,500,000	2,527,784
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	985,658
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	4,716,541
California Public Finance Authority Enso Village Project, Series A (B)	5.000	11-15-46	1,100,000	977,630
California Public Finance Authority Excelsior Charter Schools Project, Series A (B)	5.000	06-15-50	500,000	454,577
California Public Finance Authority Excelsior Charter Schools Project, Series A (B)	5.000	06-15-55	500,000	448,729
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	2,000,000	1,986,407
California Public Finance Authority Trinity Classical Academy, Series A (B)	5.000	07-01-44	485,000	431,638
California Public Finance Authority Trinity Classical Academy, Series A (B)	5.000	07-01-54	1,000,000	847,665
California School Finance Authority Aspire Public School (B)	5.000	08-01-46	110,000	114,224
California School Finance Authority Aspire Public School (B)	5.000	08-01-46	1,165,000	1,125,474
California School Finance Authority Camino Nuevo Charter Academy (B)	5.000	06-01-43	820,000	794,777
California School Finance Authority Classical Academies Oceanside (B)	5.000	10-01-42	500,000	509,322
California School Finance Authority Granada Hills Charter High School Obligated Group (B)	5.000	07-01-43	1,000,000	1,002,212
California School Finance Authority Hawking Steam Charter School (B)	5.250	07-01-52	500,000	472,261
California School Finance Authority John Adams Academies, Series A (B)	5.125	07-01-62	1,000,000	868,586
California School Finance Authority KIPP LA Project, Series A (B)	5.000	07-01-47	1,500,000	1,509,373
California School Finance Authority Sonoma County Junior College (B)	4.000	11-01-41	1,000,000	820,588
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California School Finance Authority Sonoma County Junior College (B)	4.000	11-01-55	580,000	$425,518
California School Finance Authority Stem Preparatory School (B)	5.000	06-01-43	750,000	736,950
California State Public Works Board Air Resource Board, Series D	4.000	05-01-44	1,000,000	982,605
California State Public Works Board Various Capital Projects, Series A	5.000	08-01-36	1,000,000	1,138,202
California State Public Works Board Various Capital Projects, Series B	4.000	03-01-45	1,565,000	1,529,410
California State University Series A	3.000	11-01-52	1,500,000	1,133,965
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,885,000	1,907,814
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,410,000	1,431,205
California Statewide Communities Development Authority Community Facilities District No. 2020-02	5.125	09-01-42	500,000	502,724
California Statewide Communities Development Authority Community Facilities District No. 2022-03	5.000	09-01-43	1,020,000	992,039
California Statewide Communities Development Authority Emanate Health, Series A	4.000	04-01-45	2,000,000	1,856,957
California Statewide Communities Development Authority Enloe Medical Center, Series A (C)	5.250	08-15-52	1,000,000	1,060,112
California Statewide Communities Development Authority Front Porch Communities & Services	3.000	04-01-37	2,000,000	1,652,768
California Statewide Communities Development Authority Front Porch Communities and Services, Series A	5.000	04-01-47	750,000	758,322
California Statewide Communities Development Authority Infrastructure Program, Series A	4.000	09-02-51	995,000	785,485
California Statewide Communities Development Authority Infrastructure Program, Series B	5.000	09-02-44	825,000	829,154
California Statewide Communities Development Authority John Muir Health, Series A	4.000	08-15-46	1,125,000	1,056,118
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	2,000,000	2,020,969
California Statewide Financing Authority Pooled Tobacco Securitization Program, Series C (A)(B)	9.145	06-01-55	12,000,000	700,176
14	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	2,000,000	$2,034,808
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	2,400,000	2,441,769
Cascade Union Elementary School District Election 2016, Series A, GO (C)	3.750	08-01-46	250,000	225,182
Center Unified School District Election 2008, Series C, GO (C)	4.125	08-01-46	1,250,000	1,240,382
Chino Valley Unified School District Election 2016, Series C, GO (A)	3.971	08-01-36	250,000	148,573
Chino Valley Unified School District Election 2016, Series C, GO (A)	4.309	08-01-40	675,000	323,664
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A (B)	5.000	09-01-52	1,000,000	946,202
City of Burbank Water and Power Electric Revenue	5.000	06-01-38	300,000	335,833
City of Burbank Water and Power Electric Revenue	5.000	06-01-39	500,000	557,975
City of Burbank Water and Power Electric Revenue	5.000	06-01-40	700,000	776,076
City of Fresno Airport Revenue Series A, AMT (C)	4.000	07-01-42	1,000,000	937,678
City of Fresno Airport Revenue Series A, AMT (C)	5.000	07-01-48	1,000,000	1,052,491
City of Irvine Community Facilities District No. 2013-3 Great Park	5.000	09-01-49	2,000,000	2,007,290
City of Long Beach Alamitos Bay Marina Project	5.000	05-15-45	1,000,000	1,010,558
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	1,265,000	1,267,392
City of Long Beach Airport System Revenue Series C, AMT (C)	5.000	06-01-42	500,000	530,119
City of Long Beach Harbor Revenue Series A	5.000	05-15-44	500,000	537,334
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	4.125	05-15-43	2,000,000	1,942,879
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	5.250	05-15-48	1,000,000	1,072,827
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-44	1,500,000	1,423,299
City of Los Angeles Department of Airports Los Angeles International Airport, Series A, AMT	4.000	05-15-49	1,500,000	1,381,574
City of Los Angeles Department of Airports Los Angeles International Airport, Series C, AMT	5.000	05-15-35	1,000,000	1,084,065
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Los Angeles Department of Airports Los Angeles International Airport, Series F, AMT	3.000	05-15-49	1,000,000	$724,890
City of Oroville Oroville Hospital	5.250	04-01-49	1,000,000	812,516
City of Rocklin Community Facilities District No. 10 Whitney (C)	4.000	09-01-43	1,975,000	1,946,883
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	600,000	509,133
City of San Clemente Community Facilities District No. 2006-1	5.000	09-01-46	1,955,000	1,968,289
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-40	360,000	371,890
City of Vernon Electric System Revenue Series 2022-A	5.000	08-01-41	820,000	846,198
City of Victorville Electric Revenue Series A	5.000	05-01-34	500,000	570,727
City of Victorville Electric Revenue Series A	5.000	05-01-35	540,000	611,000
City of Victorville Electric Revenue Series A	5.000	05-01-36	500,000	560,988
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-35	920,000	1,061,846
Coachella Valley Water District Stormwater System Revenue Certificates of Participation, Series A	5.000	08-01-36	975,000	1,114,856
College of the Sequoias Tulare Area Improvement District No. 3 Election of 2008, Series B, GO (A)(C)	4.520	08-01-40	3,110,000	1,439,667
Compton Community Redevelopment Agency Successor Agency Series A (C)	5.000	08-01-42	1,250,000	1,357,091
County of Sacramento Airport System Revenue	4.000	07-01-39	1,000,000	1,003,889
County of Sacramento Metro Air Park Community Facilities District No. 2000-1	5.000	09-01-47	1,000,000	971,415
CSCDA Community Improvement Authority 1818 Platinum Triangle Anaheim, Series A-2 (B)	3.250	04-01-57	300,000	207,297
CSCDA Community Improvement Authority Altana Glendale, Series A-2 (B)	4.000	10-01-56	1,000,000	732,274
CSCDA Community Improvement Authority Orange City Portfolio, Series A-2 (B)	3.000	03-01-57	1,200,000	787,632
CSCDA Community Improvement Authority Parallel Apartments Anaheim, Series A (B)	4.000	08-01-56	1,000,000	731,569
CSCDA Community Improvement Authority The Link-Glendale, Series A-2 (B)	4.000	07-01-56	600,000	423,015
16	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Del Mar Union School District Election 2018, Series B, GO	4.000	08-01-46	1,000,000	$991,831
Del Mar Union School District Election 2018, Series B, GO	5.000	08-01-33	270,000	321,986
Del Mar Union School District Election 2018, Series B, GO	5.000	08-01-34	225,000	264,340
East Bay Municipal Utility District Water System Revenue Series B-2	5.000	06-01-34	1,000,000	1,222,931
El Monte City School District Election 2008, Series C, GO (C)	4.000	08-01-47	200,000	193,949
El Monte City School District Election 2014, Series D, GO (C)	4.000	08-01-42	300,000	297,148
Foothill-Eastern Transportation Corridor Agency Series B-2 (C)	3.500	01-15-53	2,565,000	2,159,005
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-40	2,250,000	2,342,238
Golden State Tobacco Securitization Corp. Series A, Prerefunded	5.000	06-01-40	2,750,000	2,862,735
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-31	1,000,000	1,111,676
Golden State Tobacco Securitization Corp. Series B-2 (A)	5.391	06-01-66	9,000,000	910,435
Golden State Tobacco Securitization Corp. Tobacco Settlement, Series A-1	5.000	06-01-51	1,000,000	1,041,406
Hastings Campus Housing Finance Authority Series A (B)	5.000	07-01-45	1,000,000	855,596
Hemet Unified School District Election 2018, Series D, GO (C)	4.000	08-01-43	1,835,000	1,766,563
Independent Cities Finance Authority Union City Tropics	3.250	05-15-39	1,250,000	1,063,748
Inglewood Unified School District Series A, GO (C)	4.000	08-01-36	555,000	559,521
Inglewood Unified School District Series A, GO (C)	4.000	08-01-37	445,000	447,728
Inland Valley Development Agency Series A	5.000	09-01-44	2,500,000	2,510,097
Irvine Facilities Financing Authority Great Park Infrastructure Project (C)	4.000	09-01-58	1,750,000	1,662,305
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-43	400,000	442,260
Jefferson Union High School District Measure Z, Series A, GO	5.000	08-01-44	620,000	683,582
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (C)	4.000	09-01-38	1,045,000	1,050,842
Jurupa Community Services District Community Facilities District No. 31 Eastvale Project (C)	4.000	09-01-42	1,365,000	1,353,157
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Liberty Union High School District Election 2016, Series B, GO	3.000	08-01-41	1,670,000	$1,387,134
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-29	475,000	538,095
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-30	400,000	461,484
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-31	325,000	380,470
Long Beach Bond Finance Authority Lease Revenue	5.000	08-01-46	1,000,000	1,091,137
Los Angeles Community College District Election 2008, Series K, GO	3.000	08-01-39	1,080,000	942,643
Los Angeles Department of Water & Power Series D	5.000	07-01-44	1,000,000	1,013,340
Los Angeles Department of Water & Power Series D	5.000	07-01-52	1,000,000	1,095,740
Los Angeles Unified School District Series RYQ, GO	4.000	07-01-44	1,875,000	1,861,790
Lower Tule River Irrigation District Series A	5.000	08-01-28	875,000	955,011
Moreno Valley Unified School District Election 2014, Series C, GO (C)	3.000	08-01-46	1,955,000	1,543,255
Moreno Valley Unified School District Election 2014, Series D, GO (C)	4.000	08-01-45	1,000,000	976,761
Mount Diablo Unified School District Series B, GO	4.000	08-01-33	1,300,000	1,399,747
Mountain View School District Election 2020, Series B, GO (C)	4.000	08-01-52	500,000	478,722
Mountain View School District Election 2020, Series B, GO (C)	5.000	08-01-49	500,000	536,841
Mountain View-Whisman School District Election 2020, Series B, GO	4.000	09-01-42	250,000	250,934
M-S-R Energy Authority Series B	6.500	11-01-39	1,500,000	1,741,365
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	1,500,000	1,532,324
Oak Grove School District Election 2022, Series A-2, GO	4.000	08-01-49	2,000,000	1,933,034
Oakland Unified School District Series A, GO	5.000	08-01-40	1,500,000	1,562,402
Ontario Public Financing Authority Civic Center Improvements, Series A (C)	5.000	11-01-52	1,500,000	1,609,835
Orange County Community Facilities District 2017-1 Esencia Village Improvement Area No. 1, Series A	5.000	08-15-47	2,000,000	2,037,586
Orange County Community Facilities District No. 2021-1 Rienda, Series A	5.000	08-15-52	500,000	503,042
Pacifica School District Series C, GO (A)(C)	3.631	08-01-26	1,000,000	891,608
18	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Port of Los Angeles Series A, AMT	5.000	08-01-44	2,000,000	$2,016,402
Redwood City Public Facilities & Infrastructure Authority Veterans Memorial Building Senior Center	3.000	06-01-51	2,535,000	1,872,269
Regents of the University of California Medical Center Pooled Revenue Series P	4.000	05-15-43	2,000,000	1,972,817
River Islands Public Financing Authority Community Facilities District No. 2003-1, Series A	5.000	09-01-48	1,250,000	1,197,901
River Islands Public Financing Authority Community Facilities District No. 2016-1 (C)	4.250	09-01-42	1,000,000	1,014,085
River Islands Public Financing Authority Community Facilities District No. 2016-1 (C)	5.250	09-01-52	500,000	553,704
River Islands Public Financing Authority Lathrop Irrigation District (C)	4.000	09-01-35	1,125,000	1,152,223
Riverside County Transportation Commission Route 91 Express Lanes, Series C	4.000	06-01-47	1,750,000	1,584,586
Riverside County Transportation Commission Series A	5.750	06-01-48	1,000,000	1,000,000
Sacramento Municipal Utility District Series H	4.000	08-15-45	1,000,000	990,900
Salinas Union High School District Certificates of Participation, Workforce Housing Project (C)	4.125	06-01-42	275,000	276,238
Salinas Union High School District Series A, GO	4.000	08-01-47	1,500,000	1,461,288
San Bernardino Community College District Election of 2008, Series B, GO (A)	4.533	08-01-44	1,530,000	590,336
San Bernardino County Transportation Authority Series A	4.000	03-01-38	2,000,000	2,084,021
San Diego County Regional Airport Authority Series A	4.000	07-01-51	2,000,000	1,892,590
San Diego County Regional Airport Authority Series B, AMT	4.000	07-01-39	1,320,000	1,255,737
San Diego Public Facilities Financing Authority Capital Improvement Projects, Series A	5.000	10-15-44	980,000	1,013,669
San Diego Unified School District Election 2012, Series O-2, GO	4.250	07-01-47	1,460,000	1,476,537
San Diego Unified School District Series I, GO (A)	4.168	07-01-39	1,250,000	641,932
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.000	08-01-37	2,810,000	2,883,323
San Francisco Bay Area Rapid Transit District Election of 2016, Series D1, GO (D)	4.250	08-01-52	3,000,000	3,024,541
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Series A	3.000	07-01-44	2,000,000	1,630,826
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Francisco City & County Airport Commission Series 2020-B	4.000	05-01-37	1,010,000	$1,031,175
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-38	1,000,000	1,076,970
San Francisco City & County Airport Commission Series A, AMT	5.000	05-01-49	1,500,000	1,542,454
San Francisco City & County Airport Commission SFO Fuel Company, AMT	5.000	01-01-47	2,000,000	2,057,903
San Francisco City & County Public Utilities Commission Power Revenue Local Water, Series C	4.000	11-01-50	1,500,000	1,463,520
San Francisco City & County Public Utilities Commission Power Revenue Series A	5.000	11-01-45	1,500,000	1,538,782
San Francisco City & County Public Utilities Commission Wastewater Revenue Series A	4.000	10-01-51	1,500,000	1,459,437
San Francisco City & County Redevelopment Successor Agency Community Facilities District No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,251,169
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	475,000	485,711
San Joaquin Area Flood Control Agency Smith Canal Area Assessment (C)	3.250	10-01-40	1,000,000	863,476
San Joaquin Hills Transportation Corridor Agency Series A	4.000	01-15-50	1,000,000	936,661
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-37	490,000	490,258
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-38	460,000	454,917
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-39	730,000	718,166
San Jose Evergreen Community College District Election 2016 Series C, GO	4.000	09-01-43	1,000,000	1,005,314
San Jose Financing Authority Series B	5.000	11-01-52	1,000,000	1,106,201
San Mateo Foster City Public Financing Authority Clean Water Program	5.000	08-01-49	2,000,000	2,144,348
San Mateo Foster City School District Election 2020, Series B, GO	4.000	08-01-42	1,000,000	1,012,262
Santa Ana Financing Authority Police Administration & Holding Facility, Series A (C)	6.250	07-01-24	2,185,000	2,221,471
20	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility, Series A (C)	6.250	07-01-24	2,185,000	$2,220,781
Santa Ana Unified School District 2018 Election, Series C, GO	4.000	08-01-44	2,000,000	1,968,375
Santa Clara Valley Water District Safe Clean Water Revenue Series A	5.000	08-01-47	1,000,000	1,109,368
Santa Cruz County Capital Financing Authority Green Bond	4.125	06-01-48	1,420,000	1,402,997
Santa Margarita Water District Community Facilities District No. 2013-1	5.625	09-01-43	745,000	749,013
Santa Maria Joint Union High School District Election 2016, GO	3.000	08-01-41	1,000,000	830,619
Santa Monica Community College District Series B, GO	4.000	08-01-45	2,000,000	1,971,434
South Orange County Public Financing Authority Series A	5.000	08-15-34	450,000	451,456
South Placer Wastewater Authority Wastewater Revenue	5.000	11-01-34	355,000	423,841
Southern California Public Power Authority Apex Power Project, Series A	5.000	07-01-38	1,000,000	1,017,169
Southern California Public Power Authority Natural Gas Project, Series A	5.250	11-01-26	2,000,000	2,074,011
Southwestern Community College District Series D, GO	3.000	08-01-41	2,000,000	1,661,238
State of California Series CU, GO	4.850	12-01-46	1,000,000	1,062,617
State of California Various Purpose, GO	5.000	04-01-32	2,000,000	2,353,975
State of California Various Purpose, GO	5.000	10-01-42	2,000,000	2,256,595
State of California Various Purpose, GO	5.000	10-01-45	1,100,000	1,232,461
Sweetwater Union High School District Election 2018, Series A-1, GO	5.000	08-01-52	500,000	538,973
Three Rivers Levee Improvement Authority Community Facilities District No. 2006-1, Series A	4.000	09-01-51	1,000,000	799,177
Transbay Joint Powers Authority Series A	5.000	10-01-32	345,000	371,471
University of California Series AZ	5.000	05-15-48	1,500,000	1,600,014
University of California Series BK	5.000	05-15-52	1,720,000	1,881,370
University of California Series BM	5.000	05-15-39	1,000,000	1,148,136
Vista Unified School District Series B, GO (C)	4.250	08-01-44	1,500,000	1,515,569
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Vista Unified School District Series B, GO (C)	5.000	08-01-42	1,000,000	$1,105,165
West Hollywood Public Financing Authority Series A	3.000	04-01-42	2,000,000	1,657,963
William S. Hart Union High School District Community Facilities District No. 2015-1	5.000	09-01-47	1,000,000	1,008,315
Windsor Unified School District Election 2016, GO (C)	4.000	08-01-46	2,100,000	2,045,120
Yorba Linda Water District Public Financing Corp. Series A	4.000	10-01-52	1,130,000	1,103,969
Puerto Rico 1.4%				3,935,457
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (A)	4.582	07-01-31	1,500,000	1,038,704
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	5.000	07-01-58	1,500,000	1,433,171
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (A)	5.850	07-01-51	3,450,000	682,760
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	780,822

	Shares	Value
Closed-end funds 0.4%		$1,079,850
(Cost $1,039,842)
Invesco California Value Municipal Income Trust	115,000	1,079,850

	Yield (%)	Shares	Value
Short-term investments 1.3%			$3,774,313
(Cost $3,774,251)
Short-term funds 1.3%
John Hancock Collateral Trust (E)	4.5317(F)	377,605	3,774,313

Total investments (Cost $293,084,346) 99.5%			$284,826,475
Other assets and liabilities, net 0.5%			1,452,561
Total net assets 100.0%			$286,279,036

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
22	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(D)	Security represents the municipal bond held by a trust that issues residual inverse floating rate interests. See Note 2 for more information.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(F)	The rate shown is the annualized seven-day yield as of 5-31-23.
At 5-31-23, the aggregate cost of investments for federal income tax purposes was $291,423,110. Net unrealized depreciation aggregated to $6,596,635, of which $3,631,740 related to gross unrealized appreciation and $10,228,375 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	7.3
Build America Mutual Assurance Company	5.8
National Public Finance Guarantee Corp.	1.9
California Mortgage Insurance	1.1
TOTAL	16.1
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	23

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-23

Assets
Unaffiliated investments, at value (Cost $289,310,095)	$281,052,162
Affiliated investments, at value (Cost $3,774,251)	3,774,313
Total investments, at value (Cost $293,084,346)	284,826,475
Interest receivable	3,205,320
Receivable for fund shares sold	1,441,521
Receivable for investments sold	1,482,667
Other assets	40,046
Total assets	290,996,029
Liabilities
Payable for floating rate interests issued	3,870,000
Distributions payable	41,110
Payable for fund shares repurchased	589,979
Payable to affiliates
Investment management fees	88,914
Accounting and legal services fees	22,665
Transfer agent fees	5,455
Distribution and service fees	23,854
Trustees’ fees	473
Other liabilities and accrued expenses	74,543
Total liabilities	4,716,993
Net assets	$286,279,036
Net assets consist of
Paid-in capital	$294,494,091
Total distributable earnings (loss)	(8,215,055)
Net assets	$286,279,036

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($187,975,466 ÷ 19,320,668 shares)[1]	$9.73
Class C ($4,683,879 ÷ 481,370 shares)[1]	$9.73
Class I ($63,621,915 ÷ 6,535,636 shares)	$9.73
Class R6 ($29,997,776 ÷ 3,080,407 shares)	$9.74
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.14

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
24	JOHN HANCOCK California Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 5-31-23

Investment income
Interest	$9,885,483
Dividends from affiliated investments	246,272
Dividends	33,753
Total investment income	10,165,508
Expenses
Investment management fees	1,309,463
Distribution and service fees	326,425
Interest expense	105,837
Accounting and legal services fees	50,409
Transfer agent fees	66,006
Trustees’ fees	5,761
Custodian fees	55,031
State registration fees	46,529
Printing and postage	31,844
Professional fees	63,271
Other	28,969
Total expenses	2,089,545
Less expense reductions	(156,579)
Net expenses	1,932,966
Net investment income	8,232,542
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(1,726,003)
Affiliated investments	3,997
Futures contracts	254,751
(1,467,255)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(7,213,851)
Affiliated investments	62
Futures contracts	(93,840)
(7,307,629)
Net realized and unrealized loss	(8,774,884)
Decrease in net assets from operations	$(542,342)
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	25

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-23	Year ended 5-31-22
Increase (decrease) in net assets
From operations
Net investment income	$8,232,542	$5,337,153
Net realized gain (loss)	(1,467,255)	1,015,403
Change in net unrealized appreciation (depreciation)	(7,307,629)	(17,031,454)
Decrease in net assets resulting from operations	(542,342)	(10,678,898)
Distributions to shareholders
From earnings
Class A	(6,357,879)	(5,835,017)
Class C	(162,323)	(239,541)
Class I	(1,708,294)	(497,832)
Class R6	(792,549)	(347,902)
Total distributions	(9,021,045)	(6,920,292)
From fund share transactions	76,174,163	22,761,461
Total increase	66,610,776	5,162,271
Net assets
Beginning of year	219,668,260	214,505,989
End of year	$286,279,036	$219,668,260
26	JOHN HANCOCK California Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$10.14	$11.06	$10.66	$10.94	$10.73
Net investment income[1]	0.32	0.27	0.30	0.34	0.36
Net realized and unrealized gain (loss) on investments	(0.39)	(0.84)	0.40	(0.20)	0.22
Total from investment operations	(0.07)	(0.57)	0.70	0.14	0.58
Less distributions
From net investment income	(0.31)	(0.28)	(0.30)	(0.34)	(0.36)
From net realized gain	(0.03)	(0.07)	—	(0.08)	(0.01)
Total distributions	(0.34)	(0.35)	(0.30)	(0.42)	(0.37)
Net asset value, end of period	$9.73	$10.14	$11.06	$10.66	$10.94
Total return (%)[2,3]	(0.55)	(5.26)	6.64	1.22	5.57
Ratios and supplemental data
Net assets, end of period (in millions)	$188	$181	$181	$173	$176
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85[4]	0.82	0.85	0.85	0.86
Expenses including reductions	0.79[4]	0.81	0.84	0.84	0.85
Net investment income	3.26	2.53	2.76	3.12	3.42
Portfolio turnover (%)	23	17	23	22	22

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.04%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	27

CLASS C SHARES Period ended	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$10.14	$11.06	$10.66	$10.94	$10.73
Net investment income[1]	0.24	0.19	0.22	0.26	0.28
Net realized and unrealized gain (loss) on investments	(0.38)	(0.84)	0.40	(0.20)	0.22
Total from investment operations	(0.14)	(0.65)	0.62	0.06	0.50
Less distributions
From net investment income	(0.24)	(0.20)	(0.22)	(0.26)	(0.28)
From net realized gain	(0.03)	(0.07)	—	(0.08)	(0.01)
Total distributions	(0.27)	(0.27)	(0.22)	(0.34)	(0.29)
Net asset value, end of period	$9.73	$10.14	$11.06	$10.66	$10.94
Total return (%)[2,3]	(1.29)	(5.97)	5.85	0.47	4.78
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$8	$11	$16	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.71[4]	1.67	1.70	1.70	1.71
Expenses including reductions	1.55[4]	1.56	1.59	1.59	1.60
Net investment income	2.51	1.78	2.02	2.37	2.67
Portfolio turnover (%)	23	17	23	22	22

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Includes interest expense of 0.04%.
28	JOHN HANCOCK California Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$10.15	$11.07	$10.66	$10.94	$10.73
Net investment income[1]	0.33	0.29	0.32	0.35	0.38
Net realized and unrealized gain (loss) on investments	(0.39)	(0.84)	0.41	(0.20)	0.22
Total from investment operations	(0.06)	(0.55)	0.73	0.15	0.60
Less distributions
From net investment income	(0.33)	(0.30)	(0.32)	(0.35)	(0.38)
From net realized gain	(0.03)	(0.07)	—	(0.08)	(0.01)
Total distributions	(0.36)	(0.37)	(0.32)	(0.43)	(0.39)
Net asset value, end of period	$9.73	$10.15	$11.07	$10.66	$10.94
Total return (%)[2]	(0.50)	(5.11)	6.90	1.37	5.72
Ratios and supplemental data
Net assets, end of period (in millions)	$64	$19	$13	$15	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70[3]	0.67	0.70	0.70	0.71
Expenses including reductions	0.64[3]	0.66	0.69	0.69	0.70
Net investment income	3.41	2.68	2.90	3.25	3.58
Portfolio turnover (%)	23	17	23	22	22

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.04%.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	29

CLASS R6 SHARES Period ended	5-31-23	5-31-22	5-31-21	5-31-20	5-31-19
Per share operating performance
Net asset value, beginning of period	$10.15	$11.07	$10.66	$10.94	$10.73
Net investment income[1]	0.33	0.29	0.32	0.36	0.38
Net realized and unrealized gain (loss) on investments	(0.38)	(0.83)	0.41	(0.20)	0.22
Total from investment operations	(0.05)	(0.54)	0.73	0.16	0.60
Less distributions
From net investment income	(0.33)	(0.31)	(0.32)	(0.36)	(0.38)
From net realized gain	(0.03)	(0.07)	—	(0.08)	(0.01)
Total distributions	(0.36)	(0.38)	(0.32)	(0.44)	(0.39)
Net asset value, end of period	$9.74	$10.15	$11.07	$10.66	$10.94
Total return (%)[2]	(0.38)	(5.08)	6.93	1.40	5.76
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$12	$9	$7	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69[3]	0.63	0.66	0.67	0.68
Expenses including reductions	0.63[3]	0.63	0.65	0.66	0.67
Net investment income	3.41	2.70	2.93	3.28	3.58
Portfolio turnover (%)	23	17	23	22	22

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Includes interest expense of 0.04%.
30	JOHN HANCOCK California Municipal Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock California Municipal Bond Fund (the fund) is a series of John Hancock California Tax-Free Income Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
ANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	31

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Municipal bonds	$279,972,312	—	$279,972,312	—
Closed-end funds	1,079,850	$1,079,850	—	—
Short-term investments	3,774,313	3,774,313	—	—
Total investments in securities	$284,826,475	$4,854,163	$279,972,312	—
The fund holds liabilities for which the fair value approximates the carrying amount for financial statement purposes. As of May 31, 2023, the liability for the fund’s Payable for floating rate interests issued on the Statement of assets and liabilities is categorized as Level 2 within the disclosure hierarchy.
Tender option bond transactions. The fund may use tender option bond transactions to seek to enhance potential gains. In a tender option bond transaction, the fund transfers fixed rate long-term municipal bonds or other municipal securities into a special purpose entity (TOB trust). A TOB trust typically issues two classes of beneficial interests floating rate interests (TOB floaters), which are sold to third party investors, and residual inverse floating rate interests (TOB inverse residuals), which are generally issued to the fund. The fund may invest in TOB inverse residuals and may also invest in TOB floaters. The fund establishes and is the sponsor of the TOB trust that issues TOB floaters and TOB inverse residuals. The fund’s participation in tender option bond transactions may increase volatility and/or reduce the fund’s returns. Tender option bond transactions create leverage. Leverage magnifies returns, both positive and negative, and risk by magnifying the volatility of returns. An investment in a tender option bond transaction typically involves greater risk than investing in the underlying municipal fixed rate bonds, including the risk of loss of principal. Distributions on TOB inverse residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB inverse residuals paid to the fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB inverse residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The interest payment on TOB inverse residuals generally will decrease when short-term interest rates increase.
Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the fund accounts for the transaction described above as a secured borrowing by including the bond transferred to the TOB Trust in the Fund’s investments and the TOB floaters as a liability under the caption Payable for floating rate interests issued on the Statement of assets and liabilities. The TOB floaters
32	JOHN HANCOCK California Municipal Bond Fund | ANNUAL REPORT

have interest rates that generally reset weekly and their holders have the option to tender their notes to the TOB trust for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. The fund recognizes earnings of bonds transferred to the TOB Trust as Interest income. The fund recognizes interest paid to holders of the TOB floaters, and expenses related to remarketing, administration, trustee, liquidity and other services to the TOB Trust, as Interest expense on the Statement of operations.
At May 31, 2023, the amount of the fund’s TOB floaters and related interest rates and collateral were as follows:
TOB floaters outstanding	$3,870,000
Interest rate (%)	3.44%
Collateral for TOB floaters outstanding	$5,907,864
For the year ended May 31, 2023, the fund’s average settled TOB Floaters outstanding and the average interest rate, including fees, were as follows:
Average TOB floaters outstanding	$3,510,385
Average interest rate (%)	3.01%
TOB trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the liquidity provider) that allows the holders of the TOB floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. The fund may invest in TOB inverse residuals on a non-recourse or recourse basis. When the fund invests in a TOB trust on a non-recourse basis, and the liquidity provider is required to make a payment under the liquidity facility, the liquidity provider will typically liquidate all or a portion of the municipal securities held in the TOB trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the liquidation shortfall). If the fund invests in a TOB trust on a recourse basis, the fund will typically enter into a reimbursement agreement with the liquidity provider where the fund is required to reimburse the liquidity provider the amount of any liquidation shortfall. As a result, if the fund invests in a TOB trust on a recourse basis, the fund will bear the risk of loss with respect to any liquidation shortfall. The fund had no shortfalls as of May 31, 2023.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
ANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	33

Line of credit.The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2023, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2023 were $3,529.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2023, the fund has a short-term capital loss carryforward of $685,387 and a long-term capital loss carryforward of $1,071,017 available to offset future net realized capital gains. These carryforwards do not expire.
As of May 31, 2023, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2023 and 2022 was as follows:
	May 31, 2023	May 31, 2022
Ordinary income	$153,777	$178,362
Exempt Income	8,077,742	5,448,653
Long-term capital gains	789,526	1,293,277
Total	$9,021,045	$6,920,292
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2023, the components of distributable earnings on a tax basis consisted of $171,778 of undistributed exempt interest.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
34	JOHN HANCOCK California Municipal Bond Fund | ANNUAL REPORT

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities and out of period adjustment.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended May 31, 2023, the fund used futures contracts to manage duration of the fund. The fund held futures contracts with USD notional values ranging up to $20.5 million, as measured at each quarter end. There were no open futures contracts as of May 31, 2023.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2023:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$254,751
ANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	35

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2023:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$(93,840)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays amonthly management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.510% of the first $500 million of the fund’s average daily net assets, (b) 0.460% of the next $500 million of the fund’s average daily net assets, (c) 0.435% of the next $1 billion of the fund’s average daily net assets; and (d) 0.410% of the fund’s average daily net assets in excess of $2 billion. Prior to October 1, 2022, the fund had an investment management agreement with the Advisor under which the fund paid a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.550% of the first $500 million of the fund’s average daily net assets; (b) 0.500% of the next $500 million of the fund’s average daily net assets; (c) 0.475% of the next $1 billion of the fund’s average daily net assets; and (d) 0.450% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
Effective October 1, 2022 the Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.55% of average daily net assets attributable to the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on September 30, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2023, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
36	JOHN HANCOCK California Municipal Bond Fund | ANNUAL REPORT

For the year ended May 31, 2023, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$103,071
Class C	3,035
Class I	30,467
Class	Expense reduction
Class R6	$14,156
Total	$150,729

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2023, were equivalent to a net annual effective rate of 0.46% of the fund’s average daily net assets.
Accounting and legal services.Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2023, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.15%
Class C	1.00%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class C shares. The current waiver agreement expires on September 30, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $5,850 for Class C shares for the year ended May 31, 2023.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $52,760 for the year ended May 31, 2023. Of this amount, $7,165 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $45,595 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within 18 months of purchase are subject to a 1.00% sales charge. Prior to October 1, 2022, certain Class A shares purchased, including those that were acquired through purchases of $1 million or more, and redeemed within 1 year of purchase were subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2023, CDSCs received by the Distributor amounted to $6,386 and $3 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing
ANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	37

recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2023 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$267,922	$50,101
Class C	58,503	1,670
Class I	—	12,313
Class R6	—	1,922
Total	$326,425	$66,006
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the years ended May 31, 2023 and 2022 were as follows:
	Year Ended 5-31-23		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,346,401	$52,160,877	3,475,052	$35,958,758
Distributions reinvested	596,376	5,808,527	480,558	5,172,648
Repurchased	(4,447,616)	(43,216,692)	(2,511,522)	(26,776,209)
Net increase	1,495,161	$14,752,712	1,444,088	$14,355,197
Class C shares
Sold	90,279	$886,250	54,621	$584,065
Distributions reinvested	14,246	138,718	20,006	216,103
Repurchased	(372,372)	(3,634,831)	(336,438)	(3,607,882)
Net decrease	(267,847)	$(2,609,863)	(261,811)	$(2,807,714)
Class I shares
Sold	6,480,980	$63,457,049	898,445	$9,316,500
Distributions reinvested	173,875	1,693,883	45,219	486,133
Repurchased	(1,970,598)	(19,157,990)	(302,675)	(3,245,664)
Net increase	4,684,257	$45,992,942	640,989	$6,556,969
38	JOHN HANCOCK California Municipal Bond Fund | ANNUAL REPORT

	Year Ended 5-31-23		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	2,712,508	$26,429,221	853,754	$8,900,445
Distributions reinvested	81,253	792,535	32,377	347,902
Repurchased	(943,750)	(9,183,384)	(440,953)	(4,591,338)
Net increase	1,850,011	$18,038,372	445,178	$4,657,009
Total net increase	7,761,582	$76,174,163	2,268,444	$22,761,461
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $125,770,945 and $56,399,901, respectively, for the year ended May 31, 2023.
Note 8—State or region risk
To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states’ municipal issuers.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	377,605	—	$78,751,664	$(74,981,410)	$3,997	$62	$246,272	—	$3,774,313
ANNUAL REPORT | JOHN HANCOCK California Municipal Bond Fund	39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock California Tax-Free Income Fund and Shareholders of John Hancock California Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock California Municipal Bond Fund (one of the funds constituting John Hancock California Tax-Free Income Fund, referred to hereafter as the "Fund") as of May 31, 2023, the related statement of operations for the year ended May 31, 2023, the statement of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2023 and the financial highlights for each of the five years in the period ended May 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 13, 2023
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
40	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2023.
99.50% of dividends from net investment income are exempt-interest dividends.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $789,526 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2023 Form 1099-DIV in early 2024. This will reflect the tax character of all distributions paid in calendar year 2023.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	41

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes the operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock California Municipal Bond Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly in person meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions and assess liquidity risks; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing Russian invasion of Ukraine and related U.S. imposed sanctions on the Russian government, companies and oligarchs, and other amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications. In addition, the Committee monitors macro events and assesses their potential impact on liquidity brought on by fear of contagion (e.g. regional banking crisis).
The Committee provided the Board at a meeting held on March 28-30, 2023 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2022 through December 31, 2022, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination and daily monitoring; (5) Daily compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
The report provided an update on Committee activities over the previous year. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2022 and key initiatives for 2023.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
42	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT

•	The Fund did not experience any breaches of the 15% limit on illiquid investments, or any applicable HLIM, that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the annual review and assessment conducted by the Committee, the Committee has determined that the LRMP and its controls have been implemented and are operating in a manner that is adequately and effectively managing the liquidity risk of the Fund.
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	43

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	186
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	183
Trustee
Board Member, United of Omaha Life Insurance Company (since 2022). Board Member, Mutual of Omaha Investor Services, Inc. (since 2022). Foresters Financial, Chief Executive Officer (2018–2022) and board member (2017–2022). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
William H. Cunningham,[2] Born: 1944	1989	184
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Noni L. Ellison,* Born: 1971	2022	183
Trustee
Senior Vice President, General Counsel & Corporate Secretary, Tractor Supply Company (rural lifestyle retailer) (since 2021); General Counsel, Chief Compliance Officer & Corporate Secretary, Carestream Dental, L.L.C.(2017–2021); Associate General Counsel & Assistant Corporate Secretary, W.W. Grainger, Inc. (global industrial supplier) (2015–2017); Board Member, Goodwill of North Georgia, 2018 (FY2019)–2020 (FY2021); Board Member, Howard University School of Law Board of Visitors (since 2021); Board Member, University of Chicago Law School Board of Visitors (since 2016); Board member, Children’s Healthcare of Atlanta Foundation Board (2021–present). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Grace K. Fey, Born: 1946	2012	186
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Dean C. Garfield,* Born: 1968	2022	183
Trustee
Vice President, Netflix, Inc. (since 2019); President & Chief Executive Officer, Information Technology Industry Council (2009–2019); NYU School of Law Board of Trustees (since 2021); Member, U.S. Department of Transportation, Advisory Committee on Automation (since 2021); President of the United States Trade Advisory Council (2010–2018); Board Member, College for Every Student (2017–2021); Board Member, The Seed School of Washington, D.C. (2012–2017). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
44	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	185
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Patricia Lizarraga,2,* Born: 1966	2022	183
Trustee
Founder, Chief Executive Officer, Hypatia Capital Group (advisory and asset management company) (since 2007); Independent Director, Audit Committee Chair, and Risk Committee Member, Credicorp, Ltd. (since 2017); Independent Director, Audit Committee Chair, Banco De Credito Del Peru (since 2017); Trustee, Museum of Art of Lima (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2022).
Steven R. Pruchansky, Born: 1944	1994	183
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	183
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director and Audit Committee Chair, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	183
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018), and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Global Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	45

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	184
President and Non-Independent Trustee
Global Head of Retail for Manulife (since 2022); Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Paul Lorentz,† Born: 1968	2022	183
Non-Independent Trustee
Global Head, Manulife Wealth and Asset Management (since 2017); General Manager, Manulife, Individual Wealth Management and Insurance (2013–2017); President, Manulife Investments (2010–2016). Trustee of various trusts within the John Hancock Fund Complex (since 2022).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
46	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is duly elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Elected to serve as Independent Trustee effective as of September 9, 2022.
†	Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
ANNUAL REPORT | JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND	47

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Kristie M. Feinberg#
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Dennis DiCicco
Adam A. Weigold, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
# Effective June 29, 2023.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
48	JOHN HANCOCK CALIFORNIA MUNICIPAL BOND FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Lifestyle Blend Portfolios
Lifetime Blend Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Preservation Blend Portfolios
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
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This report is for the information of the shareholders of John Hancock California Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2932945	53A 5/23
7/2023

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2023, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2023 and 2022. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	May 31, 2023	May 31, 2022
John Hancock California Municipal Bond Fund	$47,591	$45,022

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were as follows:

Fund	May 31, 2023	May 31, 2022
John Hancock California Municipal Bond Fund	$1,134	$ 776

Amounts billed to control affiliates were $121,890 and $119,500 for the fiscal years ended May 31, 2023 and 2022, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to the following for the fiscal years ended May 31, 2023 and 2022. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	May 31, 2023	May 31, 2022
John Hancock California Municipal Bond Fund	$4,027	$3,835

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to the following for the fiscal years ended May 31,

2023 and 2022:

Fund	May 31, 2023	May 31, 2022
John Hancock California Municipal Bond Fund	$57	$305

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre- approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended May 31, 2023, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,236,793 for the fiscal year ended May 31, 2023 and $950,568 for the fiscal year ended May 31, 2022.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i)Not applicable.

(j)Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson, effective March 25, 2022

Peter S. Burgess – retired effective December 31, 2022

William H. Cunningham

Patricia Lizarraga, effective September 20, 2022

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	July 13, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
-------------------------------
Kristie M. Feinberg
President
Date:	July 13, 2023
By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	July 13, 2023